STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 13,365		$ 146,397		$ (1,065)	$ (131,967)
Balance, shares at Dec. 31, 2009		8,556,836
Issuance of shares (Note 7)
Issuance of shares (Note 7), shares		92,025
Stock based compensation	131		131
Comprehensive loss	15			15
Net loss	(778)					(778)
Balance at Dec. 31, 2010	12,733		146,528	15	(1,065)	(132,745)
Balance, shares at Dec. 31, 2010		8,648,861
Stock based compensation	73		73
Comprehensive loss	(11)			(11)
Net loss	(2,914)					(2,914)
Balance at Dec. 31, 2011	9,881		146,601	4	(1,065)	(135,659)
Balance, shares at Dec. 31, 2011	8,648,861	8,648,861
Issuance of shares (Note 7)
Issuance of shares (Note 7), shares		250,000
Stock based compensation	52		52
Comprehensive loss	(4)			(4)
Net loss	(592)					(592)
Balance at Dec. 31, 2012	$ 9,337		$ 146,653		$ (1,065)	$ (136,251)
Balance, shares at Dec. 31, 2012	8,898,861	8,898,861